CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (3,499,000)	$ (1,887,000)	$ (27,935,000)	$ (9,701,000)	$ (1,828,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	202,000	12,000	517,000	587,000	187,000
Provision for excess and obsolete inventories	424,000	363,000	641,000	1,565,000	586,000
Depreciation and amortization	959,000	957,000	4,024,000	3,133,000	2,387,000
Stock-based compensation	1,040,000	66,000	1,269,000	295,000	184,000
Accretion related to warrants and discounts on long-term debt	6,000	507,000	6,900,000	1,404,000	236,000
Change in fair value of common stock warrants	0	277,000	5,593,000	1,643,000	652,000
Beneficial conversion related to promissory notes			7,413,000	0	0
Deferred income tax expense (benefit)	92,000	0	37,000	(250,000)	(46,000)
Loss on disposal of assets	105,000	3,000	57,000	163,000	83,000
Unrealized foreign currency loss	(53,000)	(500,000)	713,000	817,000	0
Changes in operating assets and liabilities:
Cash restricted for line of credit agreement			0	(1,000,000)	0
Accounts receivable	(316,000)	(2,439,000)	(6,313,000)	(3,114,000)	(2,756,000)
Prepaid expenses and other current assets	(1,138,000)	(377,000)	(2,141,000)	660,000	(672,000)
Inventory	(3,523,000)	(639,000)	(1,231,000)	(5,504,000)	(2,986,000)
Other assets	3,000	29,000	215,000	99,000	(21,000)
Accounts payable	1,819,000	(1,944,000)	16,000	2,027,000	1,275,000
Accrued expenses	(679,000)	2,103,000	4,505,000	1,921,000	26,000
Other long-term liabilities	0	340,000	(50,000)	892,000	0
Net cash used in operating activities	(4,558,000)	(3,129,000)	(5,770,000)	(4,363,000)	(2,693,000)
Investing activities:
Proceeds from sale of property and equipment	0	23,000	54,000	50,000	0
Purchase of intangible assets	(179,000)	(94,000)	(780,000)	(675,000)	(505,000)
Purchase of property and equipment	(1,487,000)	(613,000)	(3,963,000)	(5,245,000)	(4,158,000)
Net cash used in investing activities	(1,666,000)	(684,000)	(4,689,000)	(5,870,000)	(4,663,000)
Financing activities:
Exercise of stock options	211,000	162,000	235,000	132,000	176,000
Proceeds from issuance of common stock			86,250,000	71,000	1,000
Issuance costs from initial public offering			(8,744,000)	0	0
Proceeds from Employee Stock Purchase Plan	1,354,000	0	976,000	0	0
Net proceeds (payments) on short-term financings	(1,652,000)	(9,000)	759,000	551,000	(844,000)
Dividends on Series C Preferred Stock			(17,143,000)	0	0
Payments on capital leases	(13,000)	(8,000)	(22,000)	(163,000)	(228,000)
Proceeds from line of credit			376,000	11,767,000	2,000,000
Payments on line of credit			(1,209,000)	0	0
Proceeds from long-term debt			0	16,311,000	5,823,000
Payments on long-term debt	(470,000)	(468,000)	(13,711,000)	(4,603,000)	(1,559,000)
Net cash provided by financing activities	(570,000)	(323,000)	47,771,000	23,868,000	5,387,000
Debt issuance costs			0	(198,000)	0
Effect of exchange rate on cash	(44,000)	(32,000)	231,000	(99,000)	(70,000)
Net change in cash and cash equivalents	(6,838,000)	(4,168,000)	37,543,000	13,536,000	(2,039,000)
Cash and cash equivalents, beginning of period	56,678,000	19,135,000	19,135,000	5,599,000	7,638,000
Cash and cash equivalents, end of period	49,840,000	14,967,000	56,678,000	19,135,000	5,599,000
Supplemental disclosure of interest and income taxes paid
Cash paid for interest	288,000	629,000	2,234,000	2,246,000	2,224,000
Cash paid for taxes	403,000	410,000	1,599,000	1,414,000	2,988,000
Supplemental disclosure of noncash investing and financing activities
Conversion of convertible notes to common stock			14,470,000	0	0
Reclassification of warrant liability			(9,760,000)	0	0
Issuance of warrants for long-term debt			0	0	350,000
Common Stock [Member]
Financing activities:
Proceeds from exercise of warrants			4,000	0	0
Preferred Stock [Member]
Financing activities:
Proceeds from exercise of warrants			$ 0	$ 0	$ 18,000